Artisan High Income Fund Investment Strategy - Artisan High Income Fund	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund seeks to invest in issuers with high quality business models that have compelling risk-adjusted return characteristics. The Fund employs a fundamental investment process to construct a diversified portfolio of attractively valued high yield corporate bonds (often referred to as “junk bonds”) and secured and unsecured loans, including, without limitation, bridge financing, senior and subordinated loans, delayed funding loans and revolving credit facilities, and loan participations and assignments.The Fund’s investment team’s research process has four primary pillars:■Business Quality—The team uses a variety of sources to understand the resiliency of an issuer’s business model. The team analyzes the general health of the industry in which an issuer operates, the issuer’s competitive position, barriers to entry, the dynamics of industry participants, and the decision-making history of the issuer’s management and, when applicable, financial equity sponsor. As part of the team’s analysis of a company’s business quality, among other factors, the team considers certain environmental, social and governance (“ESG”) factors relating to the company. These ESG factors may include the impact of environmental regulatory change, the use of human, natural and physical resources and corporate governance structures and practices. When the team deems a factor material to the value of a company, the team incorporates it into its decision-making process. ■Financial Strength and Flexibility—The team believes that analyzing the history and trend of free cash flow generation is critical to understanding an issuer’s financial health. The team’s financial analysis also considers an issuer’s capital structure, refinancing options, asset or collateral coverage, financial covenants, amortization schedules and overall financial transparency.■Downside Analysis—The team believes that credit instruments by their nature have an asymmetric risk profile. The risk of loss is often greater than the potential for gain, particularly when looking at below investment grade issuers. The team seeks to manage this risk with what it believes to be conservative financial projections that account for industry position, competitive dynamics and positioning within the capital structure. ■Value Identification—The team uses multiple metrics to determine the value of an investment opportunity. The team looks for credit improvement potential, relative value within an issuer’s capital structure and against industry peers, catalysts for business improvement and potential value stemming from market or industry dislocations and/or mergers and acquisitions (“M&A”).Under normal circumstances, the Fund will invest primarily in instruments that are rated, at the time of purchase, below investment grade (below BBB- by Standard & Poor’s Rating Services (“S&P”) or Fitch, Inc. (“Fitch”) or below Baa3 by Moody’s Investors Service, Inc. (“Moody’s”)), or comparably rated by another nationally recognized statistical rating organization (“NRSRO”), or unrated but determined by Artisan Partners to be of comparable quality, commonly known as “junk bonds.” The Fund may invest a significant portion of its assets in high-yield securities that are rated in the lower rating categories by one or more NRSRO (for example, CCC+ or lower by S&P or Fitch or Caa1 or lower by Moody’s) or, if unrated, are determined by Artisan Partners to be of comparable quality. The Fund may invest in debt securities of any maturity.The Fund may invest without limit in securities and other instruments of US and non-US issuers, including issuers economically tied to “emerging market” countries, securities traded principally outside of the United States, and securities denominated in currencies other than the US dollar. The Fund usually seeks (but is not required) to hedge against the risk of loss resulting from currency fluctuation. The Fund may invest in private placements and other restricted securities (i.e., securities that are purchased in private placements and, accordingly, are subject to restrictions on resale as a matter of contract or under federal securities laws).In addition to high yield corporate bonds and loans, the Fund also may invest in other corporate fixed income instruments of varying maturities, including fixed-, variable- and floating-rate bonds, debentures, notes, commercial paper and other types of corporate debt instruments across the credit quality spectrum, such as stressed and distressed debt securities. The Fund may use derivatives for investment, duration management or hedging purposes, or with the purpose or effect of creating investment leverage. The Fund also may invest in debt obligations issued by governments (including, without limitation, obligations issued or guaranteed by the US government) and/or their agencies and instrumentalities.